Schedule of Rollforwards of Cumulative Credit Losses Recognized in Earnings for Fixed Income Securities Held (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Other than Temporary Impairments [Line Items]
Beginning balance	$ (1,685)	$ (11,503)	$ (24,172)
Additional credit loss for securities previously other-than-temporarily impaired	29	(4,796)	(4,387)
Additional credit loss for securities not previously other-than-temporarily impaired	(1,628)	(985)	(12,100)
Reduction in credit loss for securities disposed or collected	960	15,599	28,304
Reduction in credit loss for securities the Company has made the decision to sell or more likely than not will be required to sell	1,628		7
Change in credit loss due to accretion of increase in cash flows			845
Ending balance	$ (696)	$ (1,685)	$ (11,503)